20. SEGMENT INFORMATION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenue:
EPD	$ 5,137,556		$ 5,137,556
CPD	2,694,096		3,226,962
Total	7,831,652		8,364,518
Segment operating income (loss):
EPD	697,679		697,679
CPD	(604,099)		(1,476,772)
Total	93,580		(779,093)
Interest expense	(396,864)	$ (1,778,111)	(849,001)	$ (3,155,076)	$ (4,241,841)	$ (3,559,532)
Other (expense) income, net	(1,254,901)		5,030,717		$ (19,487,415)	$ (3,463,230)
Income before income taxes	$ (1,558,185)		$ 3,402,623